Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Profit before taxation	R$ 257,842	R$ 212,600	R$ 192,115
Adjustments to reconcile net income to cash flows from operations:
Depreciation and amortization	13,729	13,228	16,520
Unrealized gain of financial instruments at fair value through profit or loss	(24,787)	(8,251)	(20,104)
Finance expense on liabilities at amortized cost	0	203	181
Allowance for expected credit loss	21	59	69
Share based payments	3,670	0	0
Financial result on lease agreements	12,084	11,691	11,180
Adjustments To Reconcile Profit Loss Other Than Changes In Working Capital	262,559	229,530	199,961
Changes in assets and liabilities
Accounts receivables	11,819	(813)	(53,798)
Taxes recoverable	(1,992)	15	(639)
Other assets	7,716	(7,549)	(3,500)
Trade payables	(208)	713	115
Deferred revenue	0	0	0
Accounts payable	(667)	(858)	1,899
Labor and social security obligations	65,575	9,776	13,053
Taxes and contributions payable	1,105	(5,246)	3,248
Payables to related parties	0	0	(27)
Other payables	0	0	(2,039)
Increase Decrease In Working Capital	83,348	(3,962)	(41,687)
Cash generated from operations	345,907	225,568	158,274
Income tax paid	(57,215)	(30,242)	(25,932)
Net cash inflow from operating activities	288,692	195,326	132,342
Cash flows from investing activities
Purchases of property and equipment and additions to intangible assets	(3,091)	(2,016)	(1,737)
Acquisition of non-controlling quotas	0	(1,183)	0
Purchase of financial instruments at fair value through profit or loss	(1,420,834)	(375,006)	(273,051)
Sales of financial instruments at fair value through profit or loss	103,953	453,517	234,942
Net cash (outflow) from investing activities	(1,319,972)	75,312	(39,846)
Cash flows from financing activities
Proceeds from the issuance of shares/quotas	1,392,403	135	(225)
Capital decrease of non-controlling interests in the equity of subsidiaries	0	(900)	0
Transactions costs paid	(19,051)	0	0
Treasury shares acquisition paid	(50,831)	0	0
Lease payments, net of sublease received	(18,534)	(16,497)	(15,483)
Borrowings acquisitions (payments)	0	0	(8,500)
Dividends paid	(255,963)	(176,287)	(76,226)
Net cash (outflow) from financing activities	1,048,024	(193,549)	(100,434)
Net increase (decrease) in cash and cash equivalents	16,744	77,089	(7,938)
Cash and cash equivalents at the beginning of the year	83,449	3,896	11,713
Foreign exchange variation of cash and cash equivalents in subsidiary	2,376	2,464	121
Cash and cash equivalents at the end of the year (Notes 6 and 7)	R$ 102,569	R$ 83,449	R$ 3,896